Performance Awards - Summary of Grant Activity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Held-for-Sale | Industrial Automation
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options [Roll Forward]
Forfeitures	$ (200)
2014 EIP | Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options [Roll Forward]
Adjusted Award Value at December 31, 2023	1,901
New grants	3,028
Forfeitures	(705)
Adjustments	(3,200)
Payments	(324)
Adjusted Award Value at December 31, 2024	$ 700